SHORT TERM INVESTMENTS (Details)	12 Months Ended
Dec. 31, 2020 CNY (¥)
Other-than-temporary impairment loss, held-to-maturity investments	¥ 0
OTTI loss, available-for-sale investments	¥ 0
Minimum
Interest rate (as a percent)	3.25%
Maximum
Maturities (in days)	42 days
Interest rate (as a percent)	3.30%